Gains on Investment Securities and Dividends (Tables)	12 Months Ended
Mar. 31, 2022
Other Income and Expenses [Abstract]
Gains on Investment Securities and Dividends
Gains on investment securities and dividends in fiscal 2020, 2021 and 2022 consist of the following:

	Millions of yen
	2020	2021	2022
Net gains on investment securities	¥20,204	¥44,622	¥54,585
Dividends income	2,295	1,475	1,925

	¥22,499	¥46,097	¥56,510

*	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”